June 28, 2023

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)
consisting of the following new classes:
 T. Rowe Price Retirement 2005 Fund—I Class
 T. Rowe Price Retirement 2010 Fund—I Class
 T. Rowe Price Retirement 2015 Fund—I Class
 T. Rowe Price Retirement 2020 Fund—I Class
 T. Rowe Price Retirement 2025 Fund—I Class
 T. Rowe Price Retirement 2030 Fund—I Class
 T. Rowe Price Retirement 2035 Fund—I Class
 T. Rowe Price Retirement 2040 Fund—I Class
 T. Rowe Price Retirement 2045 Fund—I Class
 T. Rowe Price Retirement 2050 Fund—I Class
 T. Rowe Price Retirement 2055 Fund—I Class
 T. Rowe Price Retirement 2060 Fund—I Class
 T. Rowe Price Retirement 2065 Fund—I Class
 T. Rowe Price Retirement Balanced Fund—I Class (“New Classes”)
File Nos.: 333-92380/811-21149

Dear Mr. Sutcliffe:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 79 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of fourteen New Classes.

We have not yet obtained a NASDAQ ticker symbol for each New Class; however, once they have been received, they will be added to the front covers of the prospectuses and Statement of Additional Information (the “SAI”). In addition, the financial highlights tables for each fund have not been updated to reflect the financial information for the fiscal year ended May 31, 2023 since such audited information is not yet available. However, we will include the updated financial highlights tables for each fund in our next filing and also update the portfolio turnover rate shown in section 1 of the prospectus for each fund as of its most recent fiscal year in accordance with the financial highlights tables.

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds and the Exchange-Traded funds). Certain changes have been made in the text of the SAI to reflect the addition of the New Classes.

The filing is scheduled to go effective on August 28, 2023.

If you have any questions about this filing, please give me a call at 410-345-6646 or email me at brian.poole@troweprice.com.

Sincerely,

/s/Brian R. Poole
Brian R. Poole

Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.